Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Global Multi-Asset Fund))	0 Months Ended
Aug. 26, 2014
MSCI All Country World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	22.80%
5 Years	14.92%
Since Inception	14.60%
Inception Date	Oct. 29, 2008
60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	13.18%
5 Years	10.89%
Since Inception	11.02%
Inception Date	Oct. 29, 2008